Average Annual Total Returns - Great-West Small Cap Value Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	3.54%	8.68%		6.40%	May 01, 2015	4.63%	9.65%		7.03%	3.20%	8.28%	8.72%		4.63%	9.65%	8.66%